4. Stockholders' Equity (Details) - $ / shares	Jun. 29, 2018	Jun. 15, 2018	Jun. 01, 2018	May 22, 2018	May 16, 2018
Details
Shares, Issued	472,750	2,438,666	612,500	2,362,500	3,000,000
Shares Issued, Price Per Share	$ 0.50	$ 0.15	$ 0.05	$ 0.01